Average Annual Total Returns - FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO - FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO - Fidelity Advisor Mortgage Securities Fund	Oct. 30, 2023
Fidelity Advisor Mortgage Securities Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(15.99%)
Past 5 years	(1.69%)
Past 10 years	(0.03%)
Fidelity Advisor Mortgage Securities Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.49%)
Past 5 years	(2.37%)
Past 10 years	(0.81%)
Fidelity Advisor Mortgage Securities Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.46%)
Past 5 years	(1.53%)
Past 10 years	(0.34%)
Fidelity Advisor Mortgage Securities Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(14.07%)
Past 5 years	(1.67%)
Past 10 years	(0.21%)
Fidelity Advisor Mortgage Securities Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(15.96%)
Past 5 years	(1.71%)
Past 10 years	(0.03%)
Fidelity Advisor Mortgage Securities Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(12.24%)
Past 5 years	(0.61%)
Past 10 years	0.67%
Fidelity Advisor Mortgage Securities Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(12.17%)
Since Inception	(0.30%)	[1]
LB006
Average Annual Return:
Past 1 year	(11.81%)
Past 5 years	(0.53%)
Past 10 years	0.74%

[1]	AFrom October 2, 2018.